December 7, 2007
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	ING Equity Trust (File Nos. 333-56881; 811-8817)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, this is to certify that the Class A, Class B, Class C Prospectus and Class I Prospectus and Statement of Additional Information for Class A, B, C, and I shares contained in Post-Effective Amendment No. 86 to the Registrants’ that would been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 86 to the Registrants’ Registration Statement on Form N-1A.
If you have any questions, please do not hesitate to contact me at 480.477.2649.

Regards,
/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Counsel ING U.S. Legal Services

Attachment
cc:	Huey P. Falgout, Jr., Esq. ING U.S. Legal Services

Jeffrey S. Puretz, Esq. Dechert LLP

Kristen Freeman Dechert LLP